ROYALTY AND OTHER PROPERTY INTERESTS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended																	12 Months Ended
	May 04, 2015 USD ($)	Jan. 31, 2022 USD ($) shares	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Oct. 21, 2021 CAD ($) $ / shares $ / Ounce $ / Pound shares	Oct. 21, 2021 USD ($) $ / Ounce $ / Pound	Jul. 31, 2021 CAD ($) shares	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 AUD ($)	Jun. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2020 EUR (€) shares	Feb. 28, 2019 CAD ($) shares	Nov. 30, 2018 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021	Oct. 21, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income																			$ 3,742		$ 1,478
Royalty And Other Property Interest Depletion																			3,029		1,123
Royalty and other property interests																			83,355		18,496						$ 15,034
Revenue and other income																			9,434		7,199
Proceeds from issuing shares																			21,450		0
Cash payments received																			526		342
Equity payments received																			3,093		3,755
Impairment charge																			$ 10,496		0
SSR Mining Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Future cash payments						$ 18,000,000														$ 2,250,000
Cash consideration					$ 40,720	33,000,000
Number of shares issued | shares					12,323,048																				12,323,048
Total consideration					$ 41,898																				$ 33,955,000
Share issued price per share | $ / shares					$ 3.40
Acquisition costs					$ 503
VAT paid					9,684	7,848,000
Stamp duties paid					473	383,000
SSR Mining Inc [Member] | VTB Note [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Borrowings					$ 9,682																				7,848,000
U.S.A. [Member] | Regional Strategic Alliance with South32 [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																		2.00%	2.00%				2.00%
Payment for share-based option																				525,000
Execution payment (received)																				75,000
Execution payment per property																				25,000
Exploration expenditure																				5,000,000
Annual proceeds to generate new prospects																		$ 800,000
Annual proceeds for new acquisition funding																		$ 200,000
Option agreement, interest																		100.00%
Option agreement, exploration expenditures required																		$ 5,000,000
Proceeds from option agreement																		$ 525,000
U.S.A. [Member] | Regional Strategic Alliance with South32 [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Reimbursement amount																				$ 70,000
Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests															$ 1,684											$ 1,162,000
Kaukua Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty															2.00%											2.00%
Payments for net smelter return royalties															$ 125
Shares issued for net smelter return royalty | shares															52,000	52,000
Value of shares issued for net smelter return royalty															$ 136
Percentage of net smelter return royalty purchased prior to delivery of bankable feasibility study															1.00%	1.00%
Amount of bankable feasibility study | €																€ 1,000
Remaining percentage of uncapped and not repurchased net smelter return royalty															1.00%	1.00%
Leeville Mine [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty																			1.00%				1.00%
Royalty income																			$ 3,433		1,478
Royalty And Other Property Interest Depletion																			$ 3,029		1,123
Gold tax, percentage																			5.00%	5.00%
Direct Gold Tax Amount																			$ 172		67
Frontline Portfolio [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration																			73		0
Payment for share-based option																			118
Equity payments received																			$ 18		0
Frontline Portfolio [Member] | Bottom of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																			0.25%				0.25%
Frontline Portfolio [Member] | Top of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																			2.25%				2.25%
Perry Portfolio [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration													$ 2,991						$ 508		377
Equity payments received																			80		193
Amount Written Off Related To Properties																			156
Perry Portfolio [Member] | Bottom of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty													0.75%
Perry Portfolio [Member] | Top of range [member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty													2.50%
Erickson Ridge, South Orogrande, and Robber Gulch Projects [Member] | U.S.A. [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired														100.00%
Number of shares issued | shares														950,000
Option payment received														$ 600,000
Execution payment (received)																			63	$ 50,000	60	$ 45,000
Number of shares per agreement received | shares														200,000
Exploration expenditure														$ 1,500,000
Equity payments received																			0		210
Copper King [Member] | U.S.A. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments																					$ 67	$ 50,000
Proceeds from annual option payment																			94	75,000
Superior West project [Member] | U.S.A. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired	100.00%
Execution payment (received)	$ 149,000
Exploration expenditure	5,500,000
Anniversary payment received for each project	500,000
Proceeds from annual option payment	$ 1,000,000																		139	100,000
Yerington West, Nevada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Option payment received																			63	$ 50,000
Mainspring, Arizona [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Impairment charge																			$ 288
Løkken, Kjøli and Southern Gold Line Projects [Member] | Sweden And Norway [Member] | Capella Minerals Limited (formerly New Dimension Resources) ("CAP") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares									13,614,785
Capped parentage on common shares issued to exercise the option									9.90%
Proceeds from issuing shares									$ 1,498
Rostvangen Property And Vakkerlien Projects [Member] | Playfair Mining Ltd. ("Playfair") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of common shares received | shares																	3,000,000		4,529,795	4,529,795
Amount of common shares received																	$ 120		$ 641
Balya Project [Member] | Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																					4.00%
Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired												80.00%
Net Smelter Return Royalty												2.50%
Payments for net smelter return royalties												$ 500
Exploration expenditure												$ 2,500
Description of milestone payments												Upon MPL's exercise of the option, EMX will retain a 2.5% NSR royalty interest. Upon exercise of the option, MPL will be granted a second option by EMX to acquire the remaining 20% interest in the project by incurring a total of AUD$2,500 within 24 months of the start date of the first option period or issue to EMX the value of any shortfall in MPL shares. To exercise the second option MPL is required to make a payment equal to AUD$500 in cash or shares. Subsequent to December 31, 2021, 1,175,000 common shares of MPL were issued to EMX as payment of the AUD$235 first option fee.
Amount of common shares received												$ 65
Yenipazar Property [Member] | SSR Mining Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income						165,000,000
Contingent payments																									$ 34,000,000
Threshold percentage of Net Profits Interest Royalty					6.00%																				6.00%
Converted percentage of Net Profits Interest Royalty after targeted revenue achieved					10.00%																				10.00%
Diablillos [Member] | Argentina [Member] | Abrasilver Resource Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					1.00%																				1.00%
Deferred payment						7,000,000
Deferred payment, discounted percentage					12.00%																				12.00%
Trade and settlement receivables																			5,968				$ 4,701,000
Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired					100.00%																				100.00%
Deferred payment						11,000,000
Deferred Payments Received						$ 2,250,000
Deferred payment, discounted percentage																								12.00%
Trade and settlement receivables																			$ 8,141				$ 6,412,000
Agnico Oijarvi Gold Project And Solvik Gold Project [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty								2.00%
Percentage of net smelter return royalty may be purchased								1.00%
Value of shares issued in acquisition								$ 1,500,000
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired								100.00%
Cash consideration								$ 7,000,000
Number of shares issued | shares																			793,220				793,220
Total consideration								10,000,000
Payments for net smelter return royalties								1,000
Value of shares issued in acquisition								$ 1,500,000											$ 434
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Gold Line Resources Ltd. ("GLR") [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares		2,840,806
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Agnico Eagle Mines Limited [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares																			114,785				114,785
Value of shares issued in acquisition																			$ 434
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Agnico Eagle Mines Limited [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares		211,795
Value of shares issued in acquisition		$ 250,000
Oijarvi Extension Property [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																			3.00%				3.00%
Ounces of gold equivalent to payment																			2,500	2,500
Right to buy back half royalty percentage																			1.00%	1.00%
Ounces of Gold pursuant to Advance Annual Royalty																			30				30
Maximum ounces of gold per year																			75				75
Oijarvi Extension Property [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares																			1,125,000				1,125,000
Svardsjo Polymetallic Project [Member] | District Metals Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired							100.00%
Cash consideration							$ 35
Number of shares issued | shares							1,659,084
Net Smelter Return Royalty							2.50%
Right to buy back half royalty percentage							0.50%
Right to buy back half royalty							$ 2,000
Value of shares issued in acquisition							$ 365
Increased percentage of ownership interest on non diluted basis							9.90%
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares																			440,000,000				440,000,000
Value of shares issued in acquisition																			$ 220
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zaya Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired										100.00%	100.00%
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired										9.90%	9.90%
Number of shares issued | shares										2,960,000	2,960,000
Acquisition costs										$ 160
Exploration expenditure											$ 3,000,000
Advanced royalty payments											20,000
Value of shares issued in acquisition										$ 370
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Bottom of range [member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments											10,000
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Top of range [member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments											$ 75,000
Red Top And Ripsey West Projects [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration			$ 100	$ 80,000
Net Smelter Return Royalty										2.50%	2.50%
Right to buy back half royalty percentage			1.50%	1.50%
Miller Mountain Project [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty										3.50%	3.50%
Valve House, Timber Butte, Lehman Butte, And Speed Goat Projects [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired			100.00%	100.00%
Net Smelter Return Royalty			4.00%	4.00%
Payment for share-based option				$ 600,000
Exploration expenditure				$ 1,500,000
First Anniversary Date [Member] | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration												235
12 months from the effective date | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Minimum expenditure on project												$ 300
NSR royalty over metals produced from the oxide zone [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					10.00%																				10.00%
Ounces of gold equivalent to payment					10,000	10,000
NSR royalty over metals produced from the sulfide zone [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					2.00%																				2.00%
Ounces of gold equivalent to payment					25,000	25,000
When silver price is up to and including US $25 per ounce [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					1.00%																				1.00%
NSR royalty price per ounce | $ / Ounce					25	25
When silver price is over US$25 per ounce [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					1.25%																				1.25%
NSR royalty price per ounce | $ / Ounce					25	25
When Copper price is over US $2 per pound [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																								1.25%
NSR royalty price per pound | $ / Pound					2	2